Accounts Receivable Factoring - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Factored receivable	$ 402	$ 505	$ 668	$ 408
Factored receivable cost incurred	$ 3	$ 4	$ 5	$ 4